Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp. Table Total for PEO ($)(1)	Summary Comp. Table Total for Former PEO ($)(2)	Compensation Actually Paid to PEO ($)(1)(5)	Compensation Actually Paid to Former PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)(6)	Value of Initial Fixed $100 Investment Based On:		GAAP Consolidated Net Income/ (Loss) (in millions $)(8)	Utility Adjusted Net Income (in millions $)(9)
Year							TSR(7)	Peer Group TSR(4)
2025	10,029,409	—	11,108,958	—	2,364,616	2,535,977	157.14	171.29	439.83	273.94
2024	8,153,592	—	7,211,864	—	2,340,314	2,533,014	134.40	140.39	198.82	249.90
2023	7,129,341	—	5,840,814	—	2,646,306	2,400,319	116.19	116.85	150.89	240.35
2022	4,355,798	6,129,727	3,648,614	1,664,481	1,823,386	1,319,319	109.03	126.18	(203.29)	177.11
2021	—	5,674,579	—	6,424,725	2,139,255	2,303,196	119.35	122.27	200.78	182.14

Company Selected Measure Name	utility adjusted net income
Named Executive Officers, Footnote	Amounts shown in this column relate to Ms. Haller, who became CEO of the Company in May 2022 and was CEO throughout 2025. Amounts shown in this column relate to Mr. Hester, who retired as CEO of the Company in May 2022.The non-principal executive officer (“PEO”) NEOs reflected in this column for 2025 were: Messrs. Stefani, Forsberg, Brown and Gabe, and Ms. Mazzeo. The non-PEO NEOs reflected in this column for 2024 were: Messrs. Stefani, Brown and Gabe, and Ms. Williams. The non-PEO NEOs reflected in this column for 2023 were: Messrs. Stefani, Brown, Daily, and Gabe. The non-PEO NEOs reflected in this column for 2022 were: Messrs. Stefani, Peterson, Brown and Daily, and Ms. Williams. The non-PEO NEOs reflected in this column for 2021 were: Messrs. Peterson, Daily and DeBonis, and Ms. Haller.
Peer Group Issuers, Footnote	The Company’s peer group for Pay Versus Performance Table purposes is the S&P 1500 Gas Utilities Index, the same index the Company uses for purposes of the stock performance graph in the Company’s Annual Report to Stockholders.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Ms. Haller, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Stock Awards Column in SCT ($)	Deduction for Change in Pension Value in SCT ($)	Increase for Service Cost for Pension Plan ($)
2025	6,285,298	—	617,714	910,034	(5,776,085)	(1,004,955)	47,542

Non-PEO NEO Average Total Compensation Amount	$ 2,364,616	$ 2,340,314	$ 2,646,306	$ 1,823,386	$ 2,139,255
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,535,977	2,533,014	2,400,319	1,319,319	2,303,196
Adjustment to Non-PEO NEO Compensation Footnote	CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate average CAP to the non-PEO NEOs, the following amounts were deducted from and added to average SCT total compensation:

Year	Average Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Average Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Average Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Average Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Average Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Average Deduction for Stock Awards Column in SCT ($)	Average Deduction for Change in Pension Value in SCT ($)	Average Increase for Service Cost for Pension Plan ($)
2025	580,962	109,614	99,756	348,629	(50,437)	(718,348)	(259,380)	60,565

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company TSR
As shown on the graphs below, as the Company’s absolute TSR increases and decreases, so does CAP to the PEO and non-PEO NEOs, except in 2024 and 2025 when CAP to non-PEO NEOs was flat. The Company does not use Company absolute TSR as a measure to determine compensation levels or incentive plan payouts. Rather, relative TSR using the TSR for the 19-member peer group created for compensation comparison purposes was used as a modifier to increase or decrease long-term incentive payouts by up to 30% in 2021 and 2022. In 2023 and 2024, the Company’s Compensation Committee removed the relative TSR modifier due to the volatility of the Company’s stock price related to the anticipated separation of Centuri. Starting in 2025, the relative TSR modifier again applied to increase or decrease long-term incentive payouts by up to 25%.
CAP to PEO vs. Company TSR

CAP to PEO	Company TSR
Note: TSR: value of initial fixed $100 investment in 2020
Average CAP to Non-PEO NEOs vs. Company TSR

Average CAP to Non-PEO NEOs	Company TSR
Note: TSR: value of initial fixed $100 investment in 2020

Compensation Actually Paid vs. Net Income
CAP Versus GAAP Consolidated Net Income/Loss
As shown in the graphs below, CAP to the PEO and non-PEO NEOs does not move consistently with GAAP consolidated net income/loss. The Company does not use GAAP consolidated net income/loss to determine compensation levels or incentive plan payouts, but instead uses utility adjusted net income as a financial metric in both the annual and long-term incentive programs. For more information on the Company’s use of utility adjusted net income in its annual and long-term incentive programs, see “Executive Compensation - Compensation Discussion and Analysis - 2025 Executive Officer Compensation” above.
CAP to PEO vs. GAAP Consolidated Net Income/Loss

CAP to PEO	GAAP Consolidated Net Income/Loss
Average CAP to Non-PEO NEOs vs. GAAP Consolidated Net Income/Loss

Average CAP to Non-PEO NEOs	GAAP Consolidated Net Income/Loss

Compensation Actually Paid vs. Company Selected Measure
CAP Versus Utility Adjusted Net Income
As shown on the graphs below, utility adjusted net income and CAP to the PEO and non-PEO NEOs move fairly consistently. Utility adjusted net income is the company-selected measure because it is the most important single-year financial performance measure used by the Company to link CAP to Company performance for 2025. It is most important because it is the single-year financial measure that is the most heavily weighted to determine annual incentive compensation payouts for each of the NEOs. Utility adjusted net income performance determines 40% of annual incentive compensation payouts for all NEOs. Using utility adjusted net income, rather than GAAP net income, is appropriate for the Company’s compensation program because the adjustments are used to help ensure comparability year over year and generally reflect items that are special, non-recurring items. For more information on the Company’s use of utility adjusted net income in the annual incentive program, and how this non-GAAP measure is calculated, see “Executive Compensation - Compensation Discussion and Analysis - 2025 Executive Officer Compensation” above.
CAP to PEO vs. Utility Adjusted Net Income

CAP to PEO	Utility Adjusted Net Income
Average CAP to Non-PEO NEOs vs. Utility Adjusted Net Income

Average CAP to Non-PEO NEOs	Utility Adjusted Net Income

Total Shareholder Return Vs Peer Group
Company TSR Versus S&P 1500 Gas Utilities Index TSR
As shown on the graph below, the Company’s TSR tracked consistently with the S&P 1500 Gas Utilities Index TSR in 2021, but varied in 2022, and began to track consistently again for 2023, 2024 and 2025.
Total Shareholder Return:
Company vs. S&P 1500 Gas Utilities Index
(Value of Initial Fixed $100 Investment in 2020)

Company TSR	Gas Utilities Index TSR

Tabular List, Table

Most Important Performance Measures	Most Important Performance Measures

Ms. Haller and Messrs. Stefani and Forsberg	Messrs. Brown and Gabe and Ms. Mazzeo

3-year Adjusted Utility EPS	3-year Average Utility ROE
3-year Average Utility ROE	Utility Adjusted Net Income
Utility Adjusted Net Income	Utility Safety
Utility Safety	Utility Productivity/Cost Management
Utility Productivity/Cost Management	Utility Customer Satisfaction
Utility Customer Satisfaction

Total Shareholder Return Amount	$ 157.14	134.40	116.19	109.03	119.35
Peer Group Total Shareholder Return Amount	171.29	140.39	116.85	126.18	122.27
Net Income (Loss)	$ 439,830,000	$ 198,820,000	$ 150,890,000	$ (203,290,000)	$ 200,780,000
Company Selected Measure Amount	273,940,000	249,900,000	240,350,000	177,110,000	182,140,000
PEO Name	Ms. Haller
Additional 402(v) Disclosure	As required by Item 402(v)(2)(iv) and Item 201(e) of Regulation S-K, the Company’s cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.Net income/loss in this column is the Company’s GAAP consolidated net income/loss reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company-Selected Measure is utility adjusted net income, which is a non-GAAP measure. For a description of the adjustments made to utility net income to arrive at utility adjusted net income, see “Executive Compensation - Compensation Discussion and Analysis - 2025 Executive Officer Compensation” above.
Haller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,029,409	$ 8,153,592	$ 7,129,341	$ 4,355,798	$ 0
PEO Actually Paid Compensation Amount	11,108,958	7,211,864	5,840,814	3,648,614	0
Hester [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	6,129,727	5,674,579
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 1,664,481	$ 6,424,725
Ms. Haller And Messrs. Stefani And Forsberg [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Utility Adjusted Net Income
Ms. Haller And Messrs. Stefani And Forsberg [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	3-year Adjusted Utility EPS
Ms. Haller And Messrs. Stefani And Forsberg [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	3-year Average Utility ROE
Ms. Haller And Messrs. Stefani And Forsberg [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility Safety
Ms. Haller And Messrs. Stefani And Forsberg [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Utility Productivity/Cost Management
Ms. Haller And Messrs. Stefani And Forsberg [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Utility Customer Satisfaction
Messrs. Brown And Gabe And Ms. Mazzeo [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Utility Adjusted Net Income
Messrs. Brown And Gabe And Ms. Mazzeo [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	3-year Average Utility ROE
Messrs. Brown And Gabe And Ms. Mazzeo [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Utility Safety
Messrs. Brown And Gabe And Ms. Mazzeo [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Utility Productivity/Cost Management
Messrs. Brown And Gabe And Ms. Mazzeo [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Utility Customer Satisfaction
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,004,955)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,542
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,776,085)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,285,298
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,714
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	910,034
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,380)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,565
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(718,348)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	580,962
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,756
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,614
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	348,629
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (50,437)